RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATIONSHIP WITH RELATED PARTIES

The Company’s relationship with related parties who had transactions with the Company are summarized as follows:

Related Party	Relationship to the Company
Mr. Man Siu Ming	General Manager
Chi Yip Eng. & (Trans.) Company Limited (“Chi Yip”)	A company owned as to 50% each by Ms. Wong Lai Ching and Mr. Man Chi Kwan, the parents of Mr. Man Siu Ming

SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

	Year ended March 31,
	2023	2024	2025
	USD	USD	USD

Soil and rock transportation income charged to Chi Yip included in revenues	2,830,475	-	643,748
Site management income charge to Chi Yip included in other income	39,184	-	33,030

Service fee charged by Chi Yip included in cost of sales	1,162,640	1,023,137	887,945

Finance lease:
Finance lease expenses fees paid for Chi Yip	55,988	29,307	56,135
Initial payment of finance lease – related parties	-	(156,248)	-
Principal payment of finance lease liabilities - related parties	(656,399)	(322,807)	(301,979)
Operating expenses paid to Chi Yip	(769)	-	-

Proceeds from Chi Yip	-	156,248	-

Proceeds from Director - Man Siu Ming	258,337	275,619	666,214
Repayments to Director - Man Siu Ming	(147,948)	(623,776)	(333,042)
Net (repayments) proceeds from Man Siu Ming	110,389	(348,157)	333,172

SCHEDULE OF BALANCE WITH RELATED PARTIES

	As of March 31,
	2024	2025
	USD	USD
Accounts receivable
Chi Yip Eng. & (Trans.) Company Limited	392,686	445,573

Accounts payable
Chi Yip Eng. & (Trans.) Company Limited	279,498	-

Finance lease liabilities
Chi Yip Eng. & (Trans.) Company Limited	1,117,351	815,372

Amount due to a related company
Chi Yip Eng. & (Trans.) Company Limited	156,248	156,248

Amount due to a director
Mr. Man Siu Ming	196,906	530,078

SCHEDULE OF KEY TERMS OF LEASES

Key terms of the Company’s leases with Chi Yip are as follows:

	As of March 31,
	2024	2025
	USD	USD
Right-of-use assets obtained in exchange for new finance lease liabilities	798,551	-
Weighted-average remaining lease term-finance	3.42 years	2.89 years
Weighted average discount rate-finance	6.58%	6.85%

SCHEDULE OF MATURITY ANALYSIS FOR LEASE LIABILITIES

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities with Chi Yip as of March 31, 2025:

USD
Year ending March 31,
2026	378,647
2027	207,464
2028	190,597
2029	124,924
2030 and thereafter	-
Total undiscounted lease payments	901,632
Less: imputed interest	(86,260)
Lease liabilities recognized in the Consolidated Balance Sheet	815,372